Investment Risks - IPS Strategic Capital Absolute Return Fund	Jun. 27, 2025
Options risk
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Options risk—Selling and purchasing put and call options on equity indexes and ETFs are highly specialized activities and entail greater than ordinary investment risks.  The successful use of options depends in part on the ability of the Fund’s investment adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets.  By selling put and call options on equity indexes and ETFs, the Fund gives up the opportunity to benefit from potential increases in the value of the underlying securities above the strike prices of the sold call options, but continues to bear the risks of declines in the value of the markets, including the underlying indices for the puts as well, if different, as the securities that are held by the Fund.  The premium received from the sold options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.  The number of call options the Fund can sell is subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded.

Derivatives risk
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Derivatives risk—The use of derivative instruments can lead to losses because of adverse movements in the price. Losses may also occur because the value of the asset, index, rate or instrument underlying a derivative loses value, or due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment.  The loss on derivative transactions may significantly exceed the initial investment.

The Fund may use futures contracts and put and call options on equity indexes and ETFs to pursue its investment objective of total return. There is no guarantee such strategies will work. If the Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by the Fund of futures contracts and put and call options on equity indexes and ETFs will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, the Fund will pay commissions and other costs in connection with such investments, which may increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, the Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Fund may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower the Fund’s total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. The Fund’s use of derivatives may magnify losses for the Fund.

Other Investment Company and ETF Securities risk
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Other Investment Company and ETF Securities risk—When the Fund invests in an ETF, the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the ETF. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the ETFs and the level of risk arising from the investment practices of the ETFs. The Fund has no control over the investments and related risks taken by the ETFs in which it invests. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Market risk
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Market risk—Market risk refers to the risk that the value of securities in the Fund’s or an ETF’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Management Style risk
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Management Style risk—Investment strategies employed by the Fund’s investment adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Interest Rate risk
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Interest Rate risk—Increases in interest rates typically lower the present value of a company’s future earnings stream.  Accordingly, stock prices will generally decline when investors anticipate or experience rising interest rates.

Issuer risk
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Risk [Text Block]	Issuer risk—The value of an individual security or particular type of security can be more volatile and thus perform differently than the market as a whole.
Active Trading risk
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Active Trading risk—The Fund may engage in frequent trading in its options and futures strategy. Increased trading may increase short-term capital gains taxes and increase trading costs for the Fund. These increased expenses may have a negative effect on the Fund’s performance.

Leverage risk
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Risk [Text Block]	Leverage risk—The Fund may use financial instruments or borrowed capital (margin) to enhance potential returns. Leverage may enhance potential losses in positions taken by the Fund.
General Fund Investing risk
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General Fund Investing risk—The Fund is not a complete investment program and you may lose money by investing in the Fund.  All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.

Risk Lose Money [Member]
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Risk [Text Block]	An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.
Risk Nondiversified Status [Member]
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Non-Diversified Fund risk—The Fund is non-diversified which means that it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can. A non-diversified fund is generally subject to the risk that a large loss in an individual holding will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.